Redeemable Convertible Preferred Shares and Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Redeemable Convertible Preferred Shares and Shareholders' Equity
Note 9—Redeemable Convertible Preferred Shares and Shareholders’ Equity
A. Ordinary shares
Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of shares outstanding.
B. Redeemable Convertible Preferred Seed, A, B, C and
C-1
Shares
Redeemable Convertible preferred shares consisted of the following:

	As of December 31, 2020
	Balance Sheet	Designated Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference
	In USD thousands, except share data
Preferred C-1 shares	4,523	1,071,057	1,071,057	3,860
Preferred C shares	36,729	18,278,046	9,742,586	41,309
Preferred B shares	24,927	14,976,327	14,976,327	25,000
Preferred A shares	8,549	20,203,287	20,203,287	8,600
Preferred Seed shares	2,974	16,921,151	16,921,151	3,000

Total redeemable convertible preferred shares	77,702	71,449,868	62,914,408	81,769

	As of December 31, 2019
	Balance Sheet	Designated Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference
	In USD thousands, except share data
Preferred C-1 shares	4,523	1,071,057	1,071,057	3,860
Preferred C shares	21,222	18,278,046	5,025,672	21,309
Preferred B shares	24,927	14,976,327	14,976,327	25,000
Preferred A shares	8,549	20,203,287	20,203,287	8,600
Preferred Seed shares	2,974	16,921,151	16,921,151	3,000

Total redeemable convertible preferred shares	62,195	71,449,868	58,197,494	61,769

On February 16, 2020, the Company signed an investment agreement for a total consideration of $19,999,995, issuing a total of 4,716,914 Redeemable Convertible Preferred C Shares together with 1,179,231 warrant (“Warrants”). Each warrant is exercisable to one redeemable convertible Preferred C Share with an exercise price of $0.0001 per warrant. As of December 31, 2020, all Warrants were fully exercisable. These Warrants shall automatically be exercised immediately prior to the earlier of (i) the consummation of a Deemed Liquidation Event, (ii) the consummation of an IPO or (iii) February 16, 2022, unless the holder of the Warrants shall earlier provide written notice to the Company that he desires that the Warrants expire in any of the abovementioned dates unexercised.
As the deemed liquidation preference provisions of the Redeemable Convertible Preferred C Shares are considered contingent redemption provisions that are not solely within the Company’s control, the Warrants have been presented as a liability, with a mark-to-market
adjustment related to value of the Warrants being charged to the income statement as part of the Financial expenses (income), net every period. For the year ended December 31, 2020, the Company charged $3,271 thousands relating to the Warrant’s fair value increased in the period.
The exercise price of each Warrant is $0.0001 and therefore, the fair value of each Warrant is approximately equal to the fair value of the underlined Redeemable Convertible Preferred C Share.
For the February 2020 valuation, the Company utilized the option pricing backsolve method (“OPM”), based upon recent financing rounds of the Redeemable Preferred Shares. The OPM treats the Company’s security classes as call options on total equity value and allocates its equity value across its security classes based on the rights and preferences of the securities within the capital structure under an assumed liquidation event. The OPM method is used when the range of possible future outcomes is difficult to predict and forecasts would be highly speculative. The Company believed this method was the most appropriate given the expectation of various potential liquidity outcomes and the difficulty of selecting appropriate enterprise values given the Company’s early stage of development.
For the September 2020 valuation, the Company utilized a hybrid model of two scenarios: (1) Merger (“M&A”) and (2) Initial Public Offering (“IPO”). The M&A scenario was based on the fair value of the Company’s business using the income approach with input from management. The IPO scenario was based on various market indications and discussions with potential investors. Application of these approaches and methodologies involves the use of estimates, judgments, and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, and future cash flows, discount rates, the selection of comparable public companies, and the probability of and timing associated with possible future events.
The Fair value of the Warrants:

	February 16	December 31
	2020	2020
Value of warrant per share	$3.782	$6.557
Number of redeemable convertible preferred shares issuable upon exercise of warrants	1,179,231	1,179,231
Fair value of warrant liability (in thousand)	$4,460	$7,731
The redeemable convertible Preferred Seed, A, B, C and
C-1
Shares (the “Preferred Shares”) have the following rights, preferences and privileges:

1.	Conversion
Right to Convert- subject to the applicable provisions of the Companies Law, each Preferred Share shall be convertible at the option of the holder thereof, at any time after the date of issuance of such share, into such number of duly and validly issued, fully paid and non-assessable
Ordinary Shares as is determined by dividing the original issue price for such Preferred Share by the Conversion Price (as defined in Articles of Association of the Company (the “Articles”)) at the time in effect for such Share (the “Conversion Ratio”). The initial conversion price with respect to each Preferred Share shall be the original issue price therefor;
provided
that the conversion price shall be subject to adjustments as provided below (as may be adjusted, the “Conversion Price”).
Automatic Conversion- each Preferred Share shall automatically be converted, without payment of additional consideration by the holder thereof, at the then applicable Conversion Ratio into Ordinary Shares immediately upon the earlier to occur of: (a) a Qualified IPO; or (b) written consent or written agreement of the Preferred Majority.

2.	Dividends
Preferred stockholders may receive dividend, when declared, based on the provisions set forth in the Articles. The holders of Ordinary Shares and Preferred Shares shall be entitled to receive dividends if and when declared and distributed by the Board, on an as-converted
pro-rata
and pari-passu basis.
No dividends have been declared as at December 31, 2020.

3.	Voting
Holders of Preferred Shares may vote with a ratio of one vote to each share, based on the conversion ratio as defined in the Company’s Certificate.

4.	Liquidation preference
In the event of: (i) any liquidation, dissolution, bankruptcy or winding up of the Company whether voluntary or involuntary; or (ii) a Deemed Liquidation (each, a “Distribution Event”); any and all funds, assets or proceeds (whether cash, capital, surplus, earnings, Equity Securities or other property of any kind) distributed or available for distribution to the Shareholders, and/or to which Shareholders are entitled to receive pursuant to any Distribution Event (the “Distributable Proceeds”) shall be distributed among the Shareholders in accordance with the following order of preference and priority: the holders of Preferred C Shares and Preferred
C-1,
the holders of Preferred B Shares, the holders of Preferred Seed Shares and Preferred A Shares.
Each holder of Preferred Shares shall be entitled to receive on a pro rata basis among such holders of the same series of Preferred Shares, prior to and in preference to any distribution of any of such Distributable Proceeds to the holders of previous series of Preferred Shares and the holders of Ordinary Shares, by reason of their ownership thereof, in respect of each Preferred Share held thereby an amount per such Share equal to the greater of: (x) 100% of the Preferred Share Original Issue Price (as applicable), plus any declared but unpaid dividends thereon, less any amount previously paid in preference in respect of such Preferred Share (as applicable) and (y) the amount that would have been paid in respect of such Preferred Share (as applicable), if all such series of Preferred Shares (as applicable) had been converted into Ordinary Shares immediately prior to such Distribution Event (the “Preferred Preference”). If upon any such Distribution Event, the Distributable Proceeds shall be insufficient to pay the holders of Preferred Shares the full amount of the Preferred Preference, the Distributable Proceeds shall be distributed among the holders of Preferred Shares on a pro rata basis, according to the priority mentioned above, in proportion to the respective amounts which would otherwise be payable in respect of the Preferred Shares held thereby, on a pari passu, as-converted
basis, if the Preferred Preference was paid in full.
After the payment of the respective Preferred Preference in full, the remaining Distributable Proceeds shall be distributed among the holders of Ordinary Shares, on a pro-rata
pari-passu basis, based on the number of Ordinary Shares (excluding Ordinary Shares issuable upon conversion of Preferred Shares) held by each such holder.

5.	Redemption
The redeemable convertible preferred shares do not contain any date-certain redemption features.

6.	Classification of Redeemable Convertible Preferred Shares
The deemed liquidation preference provisions of the redeemable convertible preferred shares are considered contingent redemption provisions that are not solely within the Company’s control. Accordingly, the redeemable convertible preferred shares have been presented outside of permanent equity in the mezzanine section of the consolidated balance sheets.